ACQUISITIONS - Stillwater acquisition, consideration paid and related costs (Details) $ / shares in Units, R in Millions, $ in Millions			12 Months Ended
	May 04, 2017 USD ($) $ / shares	May 04, 2017 ZAR (R)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)	May 04, 2017 ZAR (R)
Disclosure of detailed information about business combination [line items]
Period of time for which results are included				8 months	8 months
CONSIDERATION
Acquisition related costs			R 402.5		R 552.1	R 157.0
Stillwater
Disclosure of detailed information about business combination [line items]
Price offered per share | $ / shares	$ 18
Percentage of control acquired	100.00%						100.00%
Revenue contributed				$ 688.3	9,161.6
Profit contributed				$ 152.4	2,028.1
CONSIDERATION
Cash	$ 2,080.7						R 27,174.5
Liability raised in respect of dissenting shareholders	104.5						1,364.3
Settlement of share-based payment awards (cash)	16.2						211.9
Total consideration	2,201.4						R 28,750.7
Acquisition related costs					R 528.5
Stillwater | Net deferred tax liabilities
Disclosure of detailed information about business combination [line items]
Increase (decrease) due to remeasurement	(3.6)	R (46.7)
Stillwater | Property, plant and equipment member
Disclosure of detailed information about business combination [line items]
Increase (decrease) due to remeasurement	(9.4)	(123.7)
Stillwater | Goodwill
Disclosure of detailed information about business combination [line items]
Increase (decrease) due to remeasurement	$ 5.8	R 77.0